Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

6. Investments

Investments are comprised of Vermilion's ownership interest in Coelacanth Energy Inc. ("CEI"), an oil and natural gas company, actively engaged in the acquisition, development, exploration, and production of oil and natural gas reserves in northeastern British Columbia, Canada.

In February 2024, Vermilion acquired additional securities, increasing its ownership to approximately 21% of the issued and outstanding common shares of CEI. As such, Vermilion concluded it had acquired significant influence over the entity and should prospectively be accounted for using the equity method of accounting subsequently, recording Vermilion's share of CEI's profit or loss. Prior to acquiring significant influence, this investment was accounted for under IFRS 9 as an investment in securities using the fair value method of accounting. The transaction was treated as a disposal of the original investment at fair value and an acquisition of an investment in associate, with no resulting gain or loss recognized in the consolidated statement of net earnings.

The following table reconciles the change in Vermilion's investments:

	2024	2023
Balance at January 1	73,261	56,366
Acquisition of securities	9,373	21,603
Fair value adjustment (1)	(2,203)	(4,708)
Investment in securities prior to reclassification to investment in associate	80,431	73,261
Vermilion's share of net loss (2)	(1,569)	—
Balance at December 31	78,862	73,261
(1)	The investment was classified as a level 1 instrument on the fair value hierarchy and used observable inputs when making fair value adjustments and was recorded until the date of significant influence, on February 29, 2024.
(2)	Investment losses are recognized within other expense on the consolidated statements of net earnings and comprehensive income.

The following table summarizes the net assets of CEI based on their most recent and publicly available financial statements as at September 30, 2024, and Vermilion's respective share:

Current assets	49,905
Non-current assets	142,374
Current liabilities	(14,235)
Non-current liabilities	(22,163)
Net assets	155,881
Vermilion’s ownership	20.8%
Vermilion’s share of net assets	32,398

For the ten months ended December 31, 2024, or the period the investment was accounted for under the equity method of accounting, Vermilion adjusted the value of the investment for its share of CEI's profit or loss. The following table summarizes CEI's estimated revenue and net loss and Vermilion's respective share, based on CEI's most recent and publicly available financial statements for the nine months ended September 30, 2024 and other market factors, including but not limited to, relevant market prices:

Ten Months Ended
December 31, 2024
Total revenue	9,248
Net loss	(7,537)
Vermilion’s ownership	20.8%
Vermilion’s share of net loss	(1,569)

At December 31, 2024, the fair value of Vermilion's investment in CEI is $88.1 million or $0.80/share (December 31, 2023 - $73.3 million or $0.75/share).